Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 14 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries.

The following represents condensed financial information of the parent company:

BALANCE SHEETS

	As of September 30,
	2023	2022
ASSETS
Cash	$235,014	$4,170
Short-term investments	780,000	—
Due from subsidiaries	10,630,138	1,870,008
Prepaid expenses and other current assets, net	105,000	—
Prepaid expenses and other noncurrent assets, net	163,589	92,722
Investment in subsidiaries	11,103,806	2,967,699
Total Assets	$23,017,547	$4,934,599
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	$62,157	$49,973
Total current liabilities	62,157	49,973
Equity:
Common stock (US$0.000002 par value, 25,000,000,000 shares authorized, 25,926,155 and 23,618,037 shares issued and outstanding as of September 30, 2023 and 2022, respectively)	52	47
Additional paid-in capital	16,035,229	5,112,181
Statutory reserves	368,271	39,620
Accumulated deficit	6,551,838	(267,222)
Total equity	22,955,390	4,884,626
Total liabilities and shareholders’ equity	$23,017,547	$4,934,599

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the Years Ended September 30,
	2023	2022	2021(a)
Operating expenses:
General and administrative expenses	(611,474)	(83,073)	—
Equity income (loss) in subsidiaries	7,163,312	(184,149)	—
Net income (loss)	6,551,838	(267,222)	—
Foreign currency translation adjustment	—	—	—
Comprehensive income (loss)	$6,551,838	$(267,222)	$—

(a)	The Company was established on September 29, 2021 and has no operation for the year ended September 30, 2021.

STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2023	2022	2021(a)
Net cash used in investing activities	$(10,621,341)	$(1,903,038)	$—
Net cash provided by financing activities	10,852,185	1,907,208	—
Effect of exchange rate changes on cash	—	—	—
Net increase in cash	230,844	4,170	—
Cash at the beginning of the year	4,170	—	—
Cash at the end of the year	$235,014	4,170	$—

(a)	The Company was established on September 29, 2021 and has no operation for the year ended September 30, 2021.